Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

Amounts in the table below represent the categories of long-term debt obligations incurred by the Successor.

	September 30, 2017	December 31, 2016
Vistra Operations Credit Facilities (a)	$4,484	$4,515
Mandatorily redeemable subsidiary preferred stock (b)	70	70
8.82% Building Financing due semiannually through February 11, 2022 (c)	30	36
Capital lease obligations	—	2

Total long-term debt including amounts due currently	4,584	4,623
Less amounts due currently	(44)	(46)

Total long-term debt less amounts due currently	$4,540	$4,577

(a)	At September 30, 2017, borrowings under the Vistra Operations Credit Facilities in our condensed consolidated balance sheet include debt premiums of $22 million, debt discounts of $2 million and debt issuance costs of $7 million. At December 31, 2016, borrowings under the Vistra Operations Credit Facilities in our condensed consolidated balance sheet include debt premiums of $25 million, debt discounts of $2 million and debt issuance costs of $8 million.
(b)	Shares of mandatorily redeemable preferred stock in PrefCo issued as part of the spin-off of Vistra Energy from EFH Corp. (see Note 2). This subsidiary preferred stock is accounted for as a debt instrument under relevant accounting guidance.
(c)	Obligation related to a corporate office space capital lease contributed to Vistra Energy pursuant to the Plan of Reorganization. This obligation will be funded by amounts held in an escrow account and reflected in other noncurrent assets in our condensed consolidated balance sheets.

Amounts in the table below represent the categories of long-term debt obligation incurred by the Successor.

Successor
December 31, 2016
Vistra Operations Credit Facilities (a)	$4,515
Mandatorily redeemable preferred stock (b)	70
8.82% Building Financing due semiannually through February 11, 2022 (c)	36
Capital lease obligations	2

Total long-term debt including amounts due currently	4,623
Less amounts due currently	(46)

Total long-term debt less amounts due currently	$4,577

(a)	Borrowings under the Vistra Operations Credit Facilities in the consolidated balance sheet include debt premiums of $25 million, debt discounts of $2 million and debt issuance costs of $8 million.
(b)	Shares of mandatorily redeemable preferred stock in PrefCo issued as part of the spin-off of Vistra Energy from EFH Corp. (see Note 2). This subsidiary’s preferred stock is accounted for as a debt instrument under relevant accounting guidance.
(c)	Obligation related to a corporate office space capital lease contributed to Vistra Energy pursuant to the Plan of Reorganization. This obligation will be funded by amounts held in an escrow account and reflected in other noncurrent assets on the consolidated balance sheet at December 31, 2016.

Schedule of Line of Credit Facilities

The Vistra Operations Credit Facilities and related available capacity at September 30, 2017 are presented below.

		September 30, 2017
Vistra Operations Credit Facilities	Maturity Date	Facility Limit	Cash Borrowings	Available Capacity
Revolving Credit Facility (a)	August 4, 2021	$860	$—	$860
Initial Term Loan B Facility (b)(c)	August 4, 2023	2,850	2,829	—
Incremental Term Loan B Facility (c)	December 14, 2023	1,000	992	—
Term Loan C Facility (d)	August 4, 2023	650	650	170

Total Vistra Operations Credit Facilities		$5,360	$4,471	$1,030

(a)	Facility to be used for general corporate purposes.
(b)	Facility used to repay all amounts outstanding under our Predecessor’s DIP Facility and issuance costs for the DIP Roll Facilities, with the remaining balance used for general corporate purposes.
(c)	Cash borrowings under the Term Loan B Facility reflect required scheduled quarterly payment in annual amount equal to 1% of the original principal amount with the balance paid at maturity. Amounts paid cannot be reborrowed.
(d)	Facility used for issuing letters of credit for general corporate purposes. Borrowings under this facility were funded to collateral accounts that are reported as restricted cash in our condensed consolidated balance sheets. At September 30, 2017, the restricted cash supported $480 million in letters of credit outstanding (see Note 16), leaving $170 million in available letter of credit capacity.

The Vistra Operations Credit Facilities and related available capacity at December 31, 2016 are presented below.

		December 31, 2016
Vistra Operations Credit Facilities	Maturity Date	Facility Limit	Cash Borrowings	Available Credit Capacity
Revolving Credit Facility (a)	August 4, 2021	$860	$—	$860
Initial Term Loan B Facility (b)	August 4, 2023	2,850	2,850	—
Incremental Term Loan B Facility (c)	December 14, 2023	1,000	1,000	—
Term Loan C Facility (d)	August 4, 2023	650	650	131

Total Vistra Operations Credit Facilities		$5,360	$4,500	$991

(a)	Facility to be used for general corporate purposes.
(b)	Facility used to repay all amounts outstanding under the Predecessor’s DIP Facility and issuance costs for the DIP Roll Facilities, with the remaining balance used for general corporate purposes.
(c)	Facility used to fund a special cash dividend paid in December 2016 (see Note 15).
(d)	Facility used for issuing letters of credit for general corporate purposes. Borrowings under this facility were funded to collateral accounts that are reported as restricted cash in the consolidated balance sheet. At December 31, 2016, the restricted cash supported $519 million in letters of credit outstanding (see Note 22), leaving $131 million in available letter of credit capacity.

Long-Term Debt Maturities

Maturities — Long-term debt maturities at December 31, 2016 are as follows:

Successor
December 31, 2016
2017	$46
2018	44
2019	44
2020	44
2021	45
Thereafter	4,380
Unamortized premiums, discounts and debt issuance costs	20

Total long-term debt including amounts due currently	$4,623

Total Long-Term

Predecessor
December 31, 2015
7.48% Fixed Secured Facility Bonds with amortizing payments through January 2017 (a)	$13
Capital lease and other obligations	6

Total	19
Less amounts due currently	(16)

Total long-term debt not subject to compromise	$3

(a)	Debt issued by trust and secured by assets held by the trust.